DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 10 – DERIVATIVE FINANCIAL INSTRUMENTS

Cross-Currency Swap:

On April 5, 2011, we entered into a cross-currency swap designated as a cash flow hedge to exchange USD-denominated debt under the Huawei Loan into NZD in order to fix our future principal payments in NZD, as well as mitigate the impact of foreign currency transaction gains or losses. Under this contract, we had fixed the related future interest payments. We received a variable amount based on LIBOR plus a spread of 4.10% and paid a fixed amount based on a rate of 13.41%. The variable interest rate calculation was reset two days prior to each quarterly calculation period. In November 2014, we terminated the cross-currency swap and replaced the instrument with an interest rate swap (see below for details), the primary terms of which were unchanged. In 2013, the Company discontinued hedge accounting and began to recognize all changes in the fair value of the cross-currency swap in Other, net. The effective portion of the loss recorded in Accumulated other comprehensive income (loss) prior to de-designation was amortized to Other, net over the remaining life of the interest rate swap agreement. The amount reclassified from Accumulated other comprehensive income (loss) to Other, net was a loss of $0.5 million and $0.9 million for the years ended December 31, 2016 and 2015, respectively.

Interest Rate Swaps:

2degrees enters into various interest rate swap agreements to fix its future interest payments under the Senior Facilities Agreement. Under these agreements, 2degrees principally receives a variable amount based on the BKBM and pays a fixed amount based on fixed rates ranging from 2.290% to 4.765%. Settlement in cash occurs quarterly until termination and the variable interest rate is reset on the first day of each calendar quarter. These derivative instruments have not been designated for hedge accounting, thus changes in the fair value are recognized in earnings in the period incurred. The fair value of these contracts, included in Other non-current liabilities, was $1.9 million and $1.8 million as of December 31, 2017 and December 31, 2016, respectively. As of December 31, 2017, the total notional amount of these agreements was $187.5 million NZD or $133.1 million (based on the exchange rate as of December 31, 2017). The agreements have effective dates from March 31, 2014 through June 30, 2020 and termination dates from March 29, 2018 to June 30, 2022. During the year ended December 31, 2017, various interest rate swap agreements with a total notional amount of $10.0 million NZD or $7.1 million (based on the exchange rate as of December 31, 2017) matured.

On April 5, 2011, the Company entered into a domestic interest rate swap originally designated as a cash flow hedge to fix future interest payments on the NZD-denominated credit under the Huawei Loan (see Note 9 – Debt). Under this swap agreement, we principally received a variable amount based on the BKBM rate and paid a fixed amount of 9.61% based on 5.51% plus the 4.10% rate premium stated in the Huawei Loan. The variable interest rate calculation was reset on the first day of each calendar quarter. In January 2017, the Company terminated its domestic interest rate swap agreements, and as such, the fair value of this contract was zero at December 31, 2017. The fair value of this contract was approximately $0.1 million at December 31, 2016 and was included in Other current liabilities and accrued expenses. In 2013, the Company discontinued hedge accounting and began to recognize all changes in the fair value of the interest rate swap in Other, net. The effective portion of the loss recorded in Accumulated other comprehensive income (loss) prior to the de-designation (see Note 15 – Accumulated Other Comprehensive Income) was amortized to Other, net over the remaining life of the interest rate swap agreement.

Under the interest rate swap agreement which replaced the cross-currency swap terminated in November 2014, we received a variable amount based on BKBM plus a spread of 4.10% and paid a fixed amount based on a rate of 13.41%. The variable interest rate calculation was reset on the first day of each quarterly calculation period. As discussed above, the Company terminated its domestic interest rate swap agreement, and as such, the fair value of this contract was zero at December 31, 2017. The fair value of this swap, included in Other current liabilities and accrued expenses, was approximately $0.1 million at December 31, 2016.

The Company had $1.0 million pledged as collateral for the interest rate swap contracts as of December 31, 2016. This restricted cash is included in Prepaid expenses and other current assets as of December 31, 2016. In connection with terminating its domestic interest rate swap agreements, the $1.0 million pledged as collateral was returned to the Company.

Summarized financial information for all of the aforementioned derivative financial instruments is shown below:

	Years Ended December 31,
	2017	2016	2015
Non-cash (loss)/gain from change in fair value recorded in Other, net	$(1,503)	$(750)	$(1,752)
(Loss)/gain reclassified from comprehensive income (loss) to Other, net	$(118)	$(217)	$(397)
Net cash settlement	$(1,602)	$(1,836)	$(1,788)

Under the terms of the interest rate swaps, we are exposed to credit risk in the event of non-performance by the other parties; however, we do not anticipate the non-performance of any of our counterparties. For instruments in a liability position, we are also required to consider our own risk of non-performance; the impact of such is not material. Further, our interest rate swaps do not contain credit rating triggers that could affect our liquidity.

Forward Exchange Contracts:

At December 31, 2017, 2degrees had short-term forward exchange contracts to sell an aggregate of $27.5 million NZD and buy an aggregate of $19.5 million USD to manage exposure to fluctuations in foreign currency exchange rates. During the year ended December 31, 2017, short-term forward exchange contracts to sell an aggregate of $63.9 million NZD and buy an aggregate of $46.1 million USD and an aggregate of $0.2 million EUR matured. These derivative instruments have not been designated for hedge accounting, thus changes in the fair value are recognized in earnings in the period incurred. During the year ended December 31, 2017, a foreign exchange loss of $1.1 million was recognized in Other, net. The estimated settlements under these forward exchange contracts, included in Other current liabilities and accrued expenses, were not material as of December 31, 2017. During the year ended December 31, 2016, a foreign exchange gain of $1.6 million was recognized in Other, net. The Company had assets, included in Prepaid expenses and other current assets, for estimated settlements under these forward exchange contracts of $1.1 million as of December 31, 2016.